Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Net income / (loss)	$ 3,863	$ (4,249)
Adjustments to reconcile net income to net cash provided by operating activities
Unrealized (gain)/loss on non-designated derivative instruments	(278)	7,607
Depreciation and amortization	38,746	38,361
Payment of drydocking costs	(10,061)	(2,546)
Amortization of share-based compensation	577	539
Amortization of deferred financing costs	1,644	2,251
Share of result of equity accounted joint ventures, net of distributions received	(512)	3,205
Insurance claim receivable	(7,770)	(620)
Impairment of vessel	5,400	0
Changes in operating assets and liabilities
Accounts receivable	(6,245)	1,366
Bunkers and lubricant oils	(2,768)	490
Accrued income and prepaid expenses and other current assets	22,588	(9,986)
Accounts payable, accrued interest, accrued expenses and other liabilities	3,929	2,637
Amounts due to related parties	5,907	686
Net cash provided by operating activities	54,696	32,736
Cash flows from investing activities
Payments to acquire ballast water systems	(323)	(982)
Investment in equity accounted joint ventures	(4,000)	(7,500)
Distributions from equity accounted joint ventures	5,966	0
Purchase of other property, plant and equipment	(193)	(19)
Insurance recoveries	411	609
Net cash (used in) / provided by investing activities	1,861	(7,892)
Cash flows from financing activities
Proceeds from secured term loan facilities and revolving credit facilities	18,000	7,500
Issuance costs of secured bond	0	(141)
Issuance costs of secured term loan facilities	(26)	0
Issuance costs of refinancing of vessel to related parties	0	(18)
Repayment of financing of vessel to related parties	(3,342)	(3,724)
Issuance costs of Terminal Facility	0	(72)
Repayment of secured term loan facilities and revolving credit facilities	(34,104)	(33,267)
Net cash used in financing activities	(19,472)	(29,722)
Net (decrease) / increase in cash, cash equivalents and restricted cash	37,085	(4,878)
Cash, cash equivalents and restricted cash at beginning of period	59,271	66,130
Cash, cash equivalents and restricted cash at end of period	96,356	61,252
Supplemental Information
Total interest paid during the period, net of amounts capitalized	15,826	20,559
Total tax paid during the period	192	110
Senior Secured Bonds [Member]
Adjustments to reconcile net income to net cash provided by operating activities
Unrealized foreign exchange (loss)/gain	(338)	(6,565)
Other [Member]
Adjustments to reconcile net income to net cash provided by operating activities
Unrealized foreign exchange (loss)/gain	$ 14	$ (440)